Summary of Significant Accounting Policies - Research and Development Expenses (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Research and development expenses capitalized	$ 0	$ 0	$ 0